Income taxes - Summary of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets
Provision for credit losses	¥ 5,799	$ 829	¥ 5,422
Share of loss from equity method investments	113	16	113
Accrued expenses	1,068	153	2,007
Net operating loss carry forward	254,635	36,412	272,542
Government grants related to assets	94	13	158
Estimated liabilities	27	4
Lease liabilities	3,355	480	4,231
Data asset	11,565	1,654
Less: Valuation allowance	(273,251)	(39,074)	(279,902)
Total deferred tax assets	3,405	487	4,571
Deferred tax liabilities
Property and equipment depreciation	(53)	(8)	(102)
Operating lease right-of-use assets	(3,215)	(459)	(4,057)
Intangible assets arising from acquisition	(2,014)	(288)	(3,340)
Total deferred tax liabilities	(5,282)	(755)	(7,499)
Net deferred tax assets	6	1	131
Net deferred tax liabilities	¥ (1,883)	$ (269)	¥ (3,059)